UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06115

THE SINGAPORE FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

John J. O’Keefe

The Singapore Fund, Inc.

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

With copy to:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York  10019

Registrant’s telephone number, including area code:  (201) 915-3054

Date of fiscal year end:  October 31

Date of reporting period:  June 30, 2008

Item 1:  Voting Record for The Singapore Fund, Inc. for the year ending June 30, 2008

S/N	Name of the issuer	Ticker symbol	ISIN	Shareholder meeting date	Brief identification of the matter voted on	Proposed by management or a shareholder	Fund cast vote?	Fund voted (for, against, abstain)	Fund vote for or against management
1	Sim Lian Group Ltd.	SLG SP	SG1J19886816	7/12/2007	EGM-Mandate for transaction with related parties	By company	No	Take no action	NA
2	SMRT Corporation Ltd.	MRT SP	SG1I86884935	7/12/2007	AGM - Declare Dividend, Rights Issue	By company	No	Take no action	NA
3	Cosco Corp Singapore Ltd.	COS SP	SG1S76928401	7/12/2007	EGM-Approve the Shipbuilding Contracts	By company	No	Take no action	NA
4	Advance SCT Ltd.	ASCT SP	SG1Q38922099	7/13/2007	EGM - Rights Issue	By company	No	Take no action	NA
5	SIA Engineering Company Limited	SIE SP	SG1I53882771	7/17/2007	AGM - Declare Dividend, Re-elect Auditors	By company	No	Take no action	NA
6	Biosensors International Group Ltd.	BIG SP	BMG113251000	7/18/2007	AGM - Declare Dividend, Re-elect Auditors	By company	No	Take no action	NA
7	Hiap Seng Engineering Ltd.	HSE SP	SG1G69871497	7/24/2007	AGM - Declare Dividend, Re-elect Auditors	By company	No	Take no action	NA
8	Singapore Telecommunications Ltd.	ST SP	SG1P95920093	7/24/2007	AGM - Declare Dividend, Re-elect Auditors	By company	No	Take no action	NA
9	Singapore Airlines Ltd.	SIA SP	SG1H95001506	10/26/2007	AGM & EGM- Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
10	Cosco Corp. Singapore Ltd.	COS SP	SG1S76928401	9/19/2007	EGM-Mandate for transaction with related parties	By company	No	Take no action	NA
11	SC Global Developments Ltd.	SCGD SP	SG1I80884352	10/9/2007	EGM-Share scheme	By company	No	Take no action	NA
12	Keppel Land Ltd.	KPLD SP	SG1R31002210	10/11/2007	EGM-Acquisition Pursuant to the Placement	By company	No	Take no action	NA
13	FerroChina Ltd.	FRC SP	BMG3435X1092	10/18/2007	EGM-Acquisition Pursuant	By company	No	Take no action	NA
14	Sim Lian Group Ltd.	SLG SP	SG1J19886816	10/25/2007	AGM - Declare Dividend, Re-elect Auditors	By company	No	Take no action	NA
15	Singapore Press Holdings Ltd.	SPH SP	SG1P66918738	12/5/2007	AGM - Declare Dividend, Re-elect Auditors	By company	Yes	For	NA
16	Cosco Corp. Singapore Ltd.	COS SP	SG1S76928401	4/15/2008	AGM - Declare Dividend, Re-elect Auditors	By company	No	Take no action	NA
17	Oversea-Chinese Banking Corp. Ltd.	OCBC SP	SG1S04926220	4/17/2008	AGM & EGM- Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
18	Starhub Ltd.	STH SP	SG1Q08920544	4/18/2008	AGM & EGM- Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
19	Pan Hong Property Group Ltd.	PANH SP	BMG6900A1163	4/18/2008	AGM - Declare Dividend	By company	No	Take no action	NA
20	Singapore Petroleum Co. Ltd.	SPC SP	SG1A07000569	4/23/2008	AGM - Declare Dividend, Re-elect Auditors	By company	No	Take no action	NA
21	City Development Ltd.	CIT SP	SG1R89002252	4/24/2008	AGM - Declare Dividend, Re-elect Auditors	By company	No	Take no action	NA
22	CWT Ltd.	CWT SP	SG1C20001063	4/24/2008	AGM - Declare Dividend, Re-elect Auditors	By company	No	Take no action	NA
23	Keppel Corporation Ltd.	KEP SP	SG1E04001251	4/25/2008	AGM & EGM- Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
24	Singapore Technologies Engineering Ltd.	STE SP	SG1F60858221	4/25/2008	AGM & EGM- Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
25	Capitaland Ltd.	CAPL SP	SG1J27887962	4/29/2008	AGM & EGM- Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
26	Hong Leong Asia Ltd.	HLA SP	SG1F76860344	4/29/2008	AGM - Declare Dividend, Re-elect Auditors	By company	No	Take no action	NA
27	Wilmar International Ltd.	WIL SP	SG1T56930848	4/29/2008	AGM - Declare Dividend, Re-elect Auditors	By company	No	Take no action	NA
28	Yanlord Land Group Ltd.	YLLG SP	SG1T57930854	4/29/2008	AGM - Declare Dividend, Re-elect Auditors	By company	No	Take no action	NA
29	United Overseas Bank Ltd.	UOB SP	SG1M31001969	4/30/2008	AGM & EGM- Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
30	Ascendas Real Estate Investment Trust	AREIT SP	SG1M77906915	6/30/2008	EGM - Rights Issue	By company	No	Take no action	NA

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report  to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SINGAPORE FUND, INC.

By:	/s/ John J. O’Keefe
Name: John J. O’Keefe
Title: Vice President and Treasurer

Date:	July 11, 2008